Revenue Recognition	12 Months Ended
Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Revenue Recognition [Text Block]	Revenue Recognition

The Registrants adopted ASC 606, Revenue from Contracts with Customers, and all related amendments on January 1, 2018 using the modified retrospective method for those contracts that were not completed as of the date of adoption. Application of the new revenue standard did not result in a cumulative effect adjustment to the opening balance of retained earnings. The comparative information has not been restated and continues to be reported under the accounting standards in effect for those periods. The adoption of the new standard did not have a material impact on the Registrants’ financial position, results of operations or cash flows.

In accordance with ASC 606, revenue is recognized when a customer obtains control of promised goods or services. The amount of revenue recognized reflects the consideration to which the Registrants expect to be entitled to receive in exchange for these goods or services. The revenues and related balances in the following tables exclude operating revenues and balances from the Energy Services and Infrastructure Services Disposal Groups, which are now reflected as discontinued operations and assets held for sale. See Note 4 for further information.

The following tables disaggregate revenues by reportable segment and major source:

CenterPoint Energy

	Year Ended December 31, 2019
	Houston Electric T&D	Indiana Electric Integrated (1)	Natural Gas Distribution (1)	Corporate and Other (1)	Total
	(in millions)
Revenue from contracts	$2,984	$523	$3,709	$295	$7,511
Other (2)	12	—	36	5	53
Total revenues	$2,996	$523	$3,745	$300	$7,564

	Year Ended December 31, 2018
	Houston Electric T&D	Indiana Electric Integrated	Natural Gas Distribution	Corporate and Other	Total
	(in millions)
Revenue from contracts	$3,235	$—	$3,041	$6	$6,282
Other (2)	(3)	—	(11)	9	(5)
Total revenues	$3,232	$—	$3,030	$15	$6,277

	Year Ended December 31, 2017
	Houston Electric T&D	Indiana Electric Integrated	Natural Gas Distribution	Corporate and Other	Total
	(in millions)
Revenue from contracts	$3,001	$—	$2,658	$5	$5,664
Other (2)	(4)	—	30	9	35
Total revenues	$2,997	$—	$2,688	$14	$5,699

(1)	Reflects revenues from Vectren subsidiaries for the period from February 1, 2019 to December 31, 2019.

(2)
Primarily consists of income from ARPs, weather hedge gains (losses) and leases. ARPs are contracts between the utility and its regulators, not between the utility and a customer. The Registrants recognize ARP revenue as other revenues when the regulator-specified conditions for recognition have been met. Upon recovery of ARP revenue through incorporation in rates charged for utility service to customers, ARP revenue is reversed and recorded as revenue from contracts with customers. The recognition of ARP revenues and the reversal of ARP revenues upon recovery through rates charged for utility service may not occur in the same period.

Houston Electric

	Year Ended December 31,
	2019	2018	2017
	(in millions)
Revenue from contracts	$2,984	$3,235	$3,001
Other (1)	6	(1)	(3)
Total revenues	$2,990	$3,234	$2,998

(1)
Primarily consists of income from ARPs and leases. ARPs are contracts between the utility and its regulators, not between the utility and a customer. The Registrants recognize ARP revenue as other revenues when the regulator-specified conditions for recognition have been met. Upon recovery of ARP revenue through incorporation in rates charged for utility service to customers, ARP revenue is reversed and recorded as revenue from contracts with customers. The recognition of ARP revenues and the reversal of ARP revenues upon recovery through rates charged for utility service may not occur in the same period.

CERC

	Year Ended December 31, 2019
	Natural Gas Distribution	Corporate and Other	Total
	(in millions)
Revenue from contracts	$2,974	$5	$2,979
Other (1)	39	—	39
Total revenues	$3,013	$5	$3,018

	Year Ended December 31, 2018
	Natural Gas Distribution	Corporate and Other	Total
	(in millions)
Revenue from contracts	$3,041	$1	$3,042
Other (1)	(11)	—	(11)
Total revenues	$3,030	$1	$3,031

	Year Ended December 31, 2017
	Natural Gas Distribution	Corporate and Other	Total
	(in millions)
Revenue from contracts	$2,658	$—	$2,658
Other (1)	30	—	30
Total revenues	$2,688	$—	$2,688

(1)
Primarily consists of income from ARPs, weather hedge gains (losses) and leases. ARPs are contracts between the utility and its regulators, not between the utility and a customer. The Registrants recognize ARP revenue as other revenues when the regulator-specified conditions for recognition have been met. Upon recovery of ARP revenue through incorporation in rates charged for utility service to customers, ARP revenue is reversed and recorded as revenue from contracts with customers. The recognition of ARP revenues and the reversal of ARP revenues upon recovery through rates charged for utility service may not occur in the same period.

Revenues from Contracts with Customers

Houston Electric T&D (CenterPoint Energy and Houston Electric). Houston Electric distributes electricity to customers over time and customers consume the electricity when delivered. Revenue, consisting of both volumetric and fixed tariff rates set by the PUCT, is recognized as electricity is delivered and represents amounts both billed and unbilled. Discretionary services requested by customers are provided at a point in time with control transferring upon the completion of the service. Revenue for discretionary services is recognized upon completion of service based on the tariff rates set by the PUCT. Payments for electricity distribution and discretionary services are aggregated and received on a monthly basis. Houston Electric performs transmission services over time as a stand-ready obligation to provide a reliable network of transmission systems. Revenue is recognized upon time elapsed, and the monthly tariff rate set by the PUCT. Payments are received on a monthly basis.

Indiana Electric Integrated (CenterPoint Energy). Indiana Electric generates, distributes and transmits electricity to customers over time, and customers consume the electricity when delivered. Revenue, consisting of both volumetric and fixed tariff rates set by state regulators, is recognized as electricity is delivered and represents amounts both billed and unbilled. Customers are billed monthly and payment terms, set by the regulator, require payment within a month of billing.

Natural Gas Distribution (CenterPoint Energy and CERC). CERC distributes and transports natural gas to customers over time, and customers consume the natural gas when delivered. Revenue, consisting of both volumetric and fixed tariff rates set by the state governing agency for that service area, is recognized as natural gas is delivered and represents amounts both billed and unbilled. Discretionary services requested by the customer are satisfied at a point in time and revenue is recognized upon completion of service and the tariff rates set by the applicable state regulator. Payments of natural gas distribution, transportation and discretionary services are aggregated and received on a monthly basis.

Contract Balances. When the timing of delivery of service is different from the timing of the payments made by customers and when the right to consideration is conditioned on something other than the passage of time, the Registrants recognize either a contract asset (performance precedes billing) or a contract liability (customer payment precedes performance). Those customers that prepay are represented by contract liabilities until the performance obligations are satisfied. The Registrants’ contract assets are included in Accrued unbilled revenues in their Consolidated Balance Sheets. As of December 31, 2019, the Registrants’ contract assets primarily relate to ESG contracts where revenue is recognized using the input method. The Registrants’ contract liabilities are included in Accounts payable and Other current liabilities in their Consolidated Balance Sheets. As of December 31, 2019, the Registrants’ contract liabilities primarily relate to ESG contracts where revenue is recognized using the input method.

The opening and closing balances of accounts receivable, other accrued unbilled revenue, contract assets and contract liabilities from contracts with customers for the year ended December 31, 2019 are as follows:

CenterPoint Energy

	Accounts Receivable	Other Accrued Unbilled Revenues	Contract Assets	Contract Liabilities
	(in millions)
Opening balance as of December 31, 2018 (1)	$458	$373	$—	$3
Closing balance as of December 31, 2019	566	469	6	30
Increase	$108	$96	$6	$27

(1)	Opening balances related to Vectren are as of February 1, 2019, and are thus excluded from the opening balance as of December 31, 2018.

The amount of revenue recognized in the year ended December 31, 2019 that was included in the opening contract liability was $3 million. The difference between the opening and closing balances of the contract liabilities primarily results from the timing difference between CenterPoint Energy’s performance and the customer’s payment, plus the addition of obligations acquired in the Merger.

Houston Electric

	Accounts Receivable	Other Accrued Unbilled Revenues	Contract Liabilities
	(in millions)
Opening balance as of December 31, 2018	$234	$110	$3
Closing balance as of December 31, 2019	210	117	3
Increase (decrease)	$(24)	$7	$—

The amount of revenue recognized in the year ended December 31, 2019 that was included in the opening contract liability was $3 million. The difference between the opening and closing balances of the contract liabilities primarily results from the timing difference between Houston Electric’s performance and the customer’s payment.

CERC

	Accounts Receivable	Other Accrued Unbilled Revenues
	(in millions)
Opening balance as of December 31, 2018	$224	$263
Closing balance as of December 31, 2019	222	249
Increase (decrease)	$(2)	$(14)

CERC does not have any opening or closing contract asset or contract liability balances.

Remaining Performance Obligations (CenterPoint Energy). The table below discloses (1) the aggregate amount of the transaction price allocated to performance obligations that are unsatisfied (or partially unsatisfied) as of the end of the reporting period for contracts and (2) when CenterPoint Energy expects to recognize this revenue. Such contracts include energy performance and sustainable infrastructure services contracts of ESG, which are included in Corporate and Other.

	Rolling 12 Months	Thereafter	Total
	(in millions)
Revenue expected to be recognized on contracts in place as of December 31, 2019:
Corporate and Other	$84	$752	$836
	$84	$752	$836

Practical Expedients and Exemption. Sales taxes and other similar taxes collected from customers are excluded from the transaction price. For contracts for which revenue from the satisfaction of the performance obligations is recognized in the amount invoiced, the practical expedient was elected and revenue expected to be recognized on these contracts has not been disclosed.